SUPPLEMENTARY PENSION PLANS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contributions to defined-benefit plans	R$ 32,997
Total contributions	R$ 1,007,631	R$ 1,219,739
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Change in discount rate	7.23%
Top of range [member]
IfrsStatementLineItems [Line Items]
Change in discount rate	10.94%